PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 98.0%
Common Stocks
Aerospace & Defense 1.2%
Curtiss-Wright Corp.	1,700	$225,743
General Dynamics Corp.	22,200	4,708,620
L3Harris Technologies, Inc.	2,500	523,225
Lockheed Martin Corp.	1,033	401,971
Raytheon Technologies Corp.	41,250	3,720,338
Textron, Inc.	3,400	231,404
		9,811,301
Air Freight & Logistics 0.8%
FedEx Corp.	15,800	3,884,588
United Parcel Service, Inc. (Class B Stock)	12,500	2,527,625
		6,412,213
Automobiles 2.7%
Ford Motor Co.	58,800	1,193,640
Tesla, Inc.*	21,500	20,139,480
Thor Industries, Inc.(a)	4,500	425,655
		21,758,775
Banks 3.4%
Bank of America Corp.	94,300	4,351,002
Citigroup, Inc.	12,078	786,519
JPMorgan Chase & Co.	40,281	5,985,757
KeyCorp	9,000	225,540
Regions Financial Corp.	106,600	2,445,404
SVB Financial Group*	1,900	1,109,410
U.S. Bancorp	78,400	4,562,096
Wells Fargo & Co.	162,400	8,737,120
		28,202,848
Beverages 2.1%
Coca-Cola Co. (The)	135,600	8,272,956
PepsiCo, Inc.	51,900	9,005,688
		17,278,644
Biotechnology 1.5%
AbbVie, Inc.	41,751	5,715,294
Gilead Sciences, Inc.	14,672	1,007,673

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Regeneron Pharmaceuticals, Inc.*	4,600	$2,799,514
Vertex Pharmaceuticals, Inc.*	12,500	3,038,125
		12,560,606
Building Products 0.6%
Carlisle Cos., Inc.	12,700	2,837,688
Carrier Global Corp.	21,600	1,029,888
Johnson Controls International PLC	7,000	508,690
UFP Industries, Inc.	6,533	521,725
		4,897,991
Capital Markets 3.2%
Ameriprise Financial, Inc.	7,600	2,312,756
Goldman Sachs Group, Inc. (The)	22,277	7,901,206
Morgan Stanley	65,600	6,726,624
Northern Trust Corp.	23,700	2,764,368
Raymond James Financial, Inc.	17,400	1,842,138
State Street Corp.	28,200	2,664,900
Stifel Financial Corp.	23,400	1,752,660
		25,964,652
Chemicals 2.4%
CF Industries Holdings, Inc.	73,600	5,068,832
Dow, Inc.	91,000	5,435,430
DuPont de Nemours, Inc.	65,800	5,040,280
LyondellBasell Industries NV (Class A Stock)	6,300	609,399
Westlake Chemical Corp.	34,700	3,423,155
		19,577,096
Commercial Services & Supplies 0.1%
Clean Harbors, Inc.*	7,800	721,890
Communications Equipment 0.4%
Cisco Systems, Inc.	20,782	1,156,934
Motorola Solutions, Inc.	10,400	2,412,176
		3,569,110

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Construction & Engineering 0.1%
API Group Corp.*	10,500	$234,150
EMCOR Group, Inc.	7,577	903,254
		1,137,404
Construction Materials 0.2%
Eagle Materials, Inc.	8,500	1,239,725
Martin Marietta Materials, Inc.	1,100	428,032
		1,667,757
Consumer Finance 0.8%
American Express Co.	3,100	557,442
Capital One Financial Corp.	37,800	5,546,394
		6,103,836
Distributors 0.6%
Genuine Parts Co.	25,600	3,410,688
LKQ Corp.	34,100	1,871,749
		5,282,437
Diversified Financial Services 0.9%
Berkshire Hathaway, Inc. (Class B Stock)*	24,074	7,535,644
Diversified Telecommunication Services 1.2%
AT&T, Inc.	98,835	2,520,293
Verizon Communications, Inc.	138,950	7,396,308
		9,916,601
Electric Utilities 0.9%
Exelon Corp.	84,545	4,899,383
PPL Corp.	60,000	1,780,800
Southern Co. (The)	7,600	528,124
		7,208,307
Electrical Equipment 1.3%
AMETEK, Inc.	18,100	2,475,537
Atkore, Inc.*	40,221	4,335,019

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment (cont’d.)
Emerson Electric Co.	27,300	$2,510,235
Regal Rexnord Corp.	7,800	1,236,144
		10,556,935
Electronic Equipment, Instruments & Components 0.8%
TD SYNNEX Corp.	14,600	1,526,722
Zebra Technologies Corp. (Class A Stock)*	9,200	4,683,904
		6,210,626
Energy Equipment & Services 0.3%
Halliburton Co.	84,500	2,597,530
Entertainment 1.8%
Activision Blizzard, Inc.	78,100	6,170,681
Netflix, Inc.*	15,600	6,663,384
Playtika Holding Corp.*	52,700	897,481
Walt Disney Co. (The)*	6,000	857,820
		14,589,366
Equity Real Estate Investment Trusts (REITs) 1.8%
Apple Hospitality REIT, Inc.	92,000	1,483,960
Extra Space Storage, Inc.	6,900	1,367,511
Kite Realty Group Trust	25,600	534,528
Piedmont Office Realty Trust, Inc. (Class A Stock)	52,400	930,624
Prologis, Inc.	26,000	4,077,320
Public Storage	2,700	968,031
Realty Income Corp.	27,400	1,901,834
SBA Communications Corp.	9,500	3,091,680
Simon Property Group, Inc.	4,800	706,560
		15,062,048
Food & Staples Retailing 0.7%
Kroger Co. (The)	17,100	745,389
Walmart, Inc.	37,693	5,269,858
		6,015,247
Food Products 1.6%
Archer-Daniels-Midland Co.	16,600	1,245,000
Ingredion, Inc.	7,600	719,720
Kraft Heinz Co. (The)	132,100	4,729,180

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food Products (cont’d.)
Mondelez International, Inc. (Class A Stock)	3,400	$227,902
Sanderson Farms, Inc.	5,000	920,000
Tyson Foods, Inc. (Class A Stock)	60,800	5,526,112
		13,367,914
Gas Utilities 0.0%
UGI Corp.	5,400	244,890
Health Care Equipment & Supplies 2.9%
Abbott Laboratories	53,700	6,844,602
Align Technology, Inc.*	1,600	791,936
Becton, Dickinson & Co.	16,500	4,193,310
Boston Scientific Corp.*	114,600	4,916,340
Edwards Lifesciences Corp.*	12,400	1,354,080
Medtronic PLC	57,200	5,919,628
		24,019,896
Health Care Providers & Services 3.2%
Anthem, Inc.	8,900	3,924,811
Centene Corp.*	35,800	2,783,808
Cigna Corp.	7,800	1,797,588
CVS Health Corp.	44,200	4,707,742
HCA Healthcare, Inc.	12,100	2,904,605
McKesson Corp.	7,000	1,797,040
UnitedHealth Group, Inc.	17,400	8,222,718
		26,138,312
Hotels, Restaurants & Leisure 2.6%
Booking Holdings, Inc.*	2,300	5,649,099
Hilton Worldwide Holdings, Inc.*	3,900	565,929
Hyatt Hotels Corp. (Class A Stock)*	10,900	998,549
McDonald’s Corp.	32,300	8,380,235
Planet Fitness, Inc. (Class A Stock)*	22,800	2,020,992
SeaWorld Entertainment, Inc.*	4,800	285,984
Starbucks Corp.	37,800	3,716,496
		21,617,284
Household Durables 0.1%
Lennar Corp. (Class A Stock)	10,400	999,544

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Products 0.7%
Procter & Gamble Co. (The)	35,986	$5,773,954
Independent Power & Renewable Electricity Producers 0.5%
AES Corp. (The)	186,500	4,136,570
Industrial Conglomerates 0.6%
Honeywell International, Inc.	23,000	4,703,040
Roper Technologies, Inc.	800	349,728
		5,052,768
Insurance 2.1%
Arch Capital Group Ltd.*	56,100	2,598,552
Chubb Ltd.	31,300	6,174,864
Hartford Financial Services Group, Inc. (The)	15,600	1,121,172
MetLife, Inc.	85,840	5,756,430
Reinsurance Group of America, Inc.	11,500	1,320,545
		16,971,563
Interactive Media & Services 6.1%
Alphabet, Inc. (Class A Stock)*	7,394	20,008,681
Alphabet, Inc. (Class C Stock)*	6,768	18,368,149
Meta Platforms, Inc. (Class A Stock)*	36,680	11,490,377
		49,867,207
Internet & Direct Marketing Retail 3.4%
Amazon.com, Inc.*	7,802	23,339,449
eBay, Inc.	78,600	4,721,502
		28,060,951
IT Services 4.3%
Accenture PLC (Class A Stock)	19,859	7,021,745
Automatic Data Processing, Inc.	10,500	2,164,785
Concentrix Corp.	2,500	502,475
Fidelity National Information Services, Inc.	8,300	995,336
Gartner, Inc.*	14,700	4,320,183
International Business Machines Corp.	30,630	4,091,249
Mastercard, Inc. (Class A Stock)	20,800	8,036,704
Visa, Inc. (Class A Stock)	35,425	8,012,073
		35,144,550

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Leisure Products 0.2%
Smith & Wesson Brands, Inc.	78,900	$1,347,612
Life Sciences Tools & Services 1.8%
Bio-Rad Laboratories, Inc. (Class A Stock)*	1,400	839,622
Danaher Corp.	11,400	3,258,006
IQVIA Holdings, Inc.*	20,700	5,069,430
Thermo Fisher Scientific, Inc.	9,714	5,646,748
		14,813,806
Machinery 1.9%
Caterpillar, Inc.	26,900	5,421,964
Cummins, Inc.	10,700	2,363,416
Deere & Co.	2,400	903,360
Hillenbrand, Inc.	18,600	864,528
Ingersoll Rand, Inc.	11,800	663,278
Mueller Industries, Inc.	11,000	568,260
Otis Worldwide Corp.	24,300	2,075,949
Parker-Hannifin Corp.	7,700	2,387,077
		15,247,832
Media 1.1%
Comcast Corp. (Class A Stock)	125,500	6,273,745
TEGNA, Inc.	25,600	495,616
ViacomCBS, Inc. (Class B Stock)	62,400	2,087,280
		8,856,641
Metals & Mining 0.6%
Freeport-McMoRan, Inc.	97,400	3,625,228
Reliance Steel & Aluminum Co.	6,000	917,280
		4,542,508
Multiline Retail 0.3%
Target Corp.	10,300	2,270,429
Multi-Utilities 0.5%
MDU Resources Group, Inc.	24,700	725,439
Public Service Enterprise Group, Inc.	33,000	2,195,490
Sempra Energy	10,800	1,492,128
		4,413,057

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 3.7%
Cheniere Energy, Inc.	18,200	$2,036,580
Chevron Corp.	54,300	7,131,219
EOG Resources, Inc.	59,700	6,655,356
Exxon Mobil Corp.	167,200	12,700,512
Kinder Morgan, Inc.	31,600	548,576
Occidental Petroleum Corp.	35,800	1,348,586
		30,420,829
Pharmaceuticals 4.0%
Bristol-Myers Squibb Co.	63,400	4,114,026
Eli Lilly & Co.	1,700	417,163
Johnson & Johnson	69,358	11,949,690
Merck & Co., Inc.	107,400	8,750,952
Pfizer, Inc.	136,100	7,171,109
Zoetis, Inc.	3,800	759,202
		33,162,142
Professional Services 0.2%
Korn Ferry	21,400	1,420,532
ManpowerGroup, Inc.	3,100	325,097
		1,745,629
Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	11,500	1,165,410
Road & Rail 0.2%
AMERCO	2,300	1,400,585
ArcBest Corp.	3,300	291,852
		1,692,437
Semiconductors & Semiconductor Equipment 6.6%
Advanced Micro Devices, Inc.*	7,500	856,875
Applied Materials, Inc.	18,400	2,542,512
Axcelis Technologies, Inc.*	11,000	688,710
Broadcom, Inc.	16,600	9,725,608
Intel Corp.	102,741	5,015,816
MaxLinear, Inc.*	7,400	444,148
Microchip Technology, Inc.	31,100	2,409,628
Micron Technology, Inc.	4,200	345,534
NVIDIA Corp.	69,200	16,944,312
NXP Semiconductors NV (China)	18,300	3,759,552

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
QUALCOMM, Inc.	56,400	$9,912,864
Synaptics, Inc.*	1,300	273,455
Texas Instruments, Inc.	4,500	807,705
		53,726,719
Software 9.7%
Adobe, Inc.*	10,683	5,707,927
ANSYS, Inc.*	800	272,008
Black Knight, Inc.*	27,200	2,029,120
Manhattan Associates, Inc.*	3,000	401,610
Microsoft Corp.	172,884	53,763,466
Oracle Corp.	82,579	6,702,112
Paycom Software, Inc.*	6,800	2,280,040
salesforce.com, Inc.*	13,300	3,093,979
SS&C Technologies Holdings, Inc.	29,200	2,332,204
Synopsys, Inc.*	9,700	3,011,850
		79,594,316
Specialty Retail 1.5%
Asbury Automotive Group, Inc.*	25,300	4,072,541
AutoNation, Inc.*	20,200	2,201,800
AutoZone, Inc.*	700	1,390,445
Group 1 Automotive, Inc.	6,500	1,103,765
Home Depot, Inc. (The)	10,000	3,669,800
		12,438,351
Technology Hardware, Storage & Peripherals 6.6%
Apple, Inc.	300,280	52,482,939
Dell Technologies, Inc. (Class C Stock)*	14,400	818,064
HP, Inc.	14,800	543,604
		53,844,607
Textiles, Apparel & Luxury Goods 0.5%
Capri Holdings Ltd.*	51,800	3,111,626
Tapestry, Inc.	23,200	880,440
		3,992,066
Tobacco 0.5%
Altria Group, Inc.	79,541	4,047,046

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Wireless Telecommunication Services 0.1%
T-Mobile US, Inc.*	6,800	$735,556

Total Long-Term Investments (cost $595,108,287)		804,091,260

Short-Term Investments 2.0%
Affiliated Mutual Fund 0.1%
PGIM Institutional Money Market Fund (cost $411,915; includes $411,840 of cash collateral for securities on loan)(b)(we)	412,204	411,915

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.1%
U.S. Treasury Bills (cost $799,958)	0.043%	03/17/22	800	799,969

	Shares
Unaffiliated Fund 1.8%
Dreyfus Government Cash Management (Institutional Shares) (cost $14,929,884)		14,929,884	14,929,884

Total Short-Term Investments (cost $16,141,757)				16,141,768

TOTAL INVESTMENTS 100.0% (cost $611,250,044)		820,233,028
Other assets in excess of liabilities(z) 0.0%				345,222

Net Assets 100.0%				$820,578,250

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $416,196; cash collateral of $411,840 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at January 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
61	S&P 500 E-Mini Index	Mar. 2022	$13,737,963	$(447,024)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).